401(k) Plan - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Matching employer contribution as a percentage of employee contribution to defined contribution plan	3.00%
Employer matching contribution to defined contribution plan amount	$ 160	$ 0